Trade and other payables, deposits received and accrued expenses - Additional Information (Details)	Jun. 30, 2025	Dec. 31, 2024
Bottom of range [member]
Trade and other payables, deposits received and accrued expenses [Line Items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	30 days	30 days
Top of range [member]
Trade and other payables, deposits received and accrued expenses [Line Items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days	60 days